Note 4 - Securities	9 Months Ended
Jul. 31, 2022
Statement Line Items [Line Items]
Disclosure of financial assets [text block]

4.     Securities:

During the quarter ended July 31, 2022, the Bank purchased a series of Government of Canada Treasury Bills for $88.8 million with a face value totaling $90.0 million resulting in a weighted average yield of 2.60% on the instruments, with maturities ranging from October 27, 2022 to May 25, 2023. The Bank also purchased a U.S. Government Treasury Bill for USD $34.9 million ($45.3 million) with a face value of USD $35 million ($45.6 million) resulting in a yield of 2.15% on the instrument which matures on October 13, 2022. The securities are measured at amortized cost and the carrying value at July 31, 2022 approximates the fair value of these assets.